UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2021

CLEARBRIDGE

SMALL CAP FUND

The Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS:NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of ClearBridge Small Cap Fund for the six-month reporting period ended April 30, 2021. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

II	ClearBridge Small Cap Fund

Performance review

For the six months ended April 30, 2021, Class C shares of ClearBridge Small Cap Fund, excluding sales charges, returned 50.73%. The Fund’s unmanaged benchmark, the Russell 2000 Indexi, returned 48.06% for the same period. The Lipper Small-Cap Core Funds Category Averageii returned 50.48% over the same time frame.

Performance Snapshot as of April 30, 2021 (unaudited)
(excluding sales charges)	6 months
ClearBridge Small Cap Fund:
Class A	51.32%
Class A2	51.26%
Class C	50.73%
Class FI	51.26%
Class R	51.06%
Class I	51.48%
Class IS	51.58%
Russell 2000 Index	48.06%
Lipper Small-Cap Core Funds Category Average	50.48%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2021, the gross total annual fund operating expense ratios for Class A, Class A2, Class C, Class FI, Class R, Class I and Class IS shares were 1.18%, 1.38%, 1.94%, 1.28%, 1.59%, 0.98% and 0.85%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expenses on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. This arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. The manager has also agreed to

ClearBridge Small Cap Fund	III

Performance review (cont’d)

voluntarily waive fees and/or reimburse operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, so that the ratio of total annual fund operating expenses to average net assets of Class A2 shares will not exceed 1.29%. This arrangement is expected to continue until December 31, 2022 but may be terminated at any time by the manager. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed below.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal period in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 28, 2021

RISKS: Equity securities are subject to market and price fluctuations. Small-cap stocks involve greater risks and volatility than mid- and large-cap stocks. The managers’ investment style may become out of favor and/or the managers’ selection process may prove incorrect, which may have a negative impact on the Fund’s performance. The value approach to investing involves the risk that those stocks deemed to be undervalued by the portfolio managers may remain undervalued. The Fund may focus its investments in certain companies, industries or market sectors, increasing its vulnerability to market volatility. International investments are subject to special risks including currency fluctuations and social, economic and political uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	ClearBridge Small Cap Fund

[i]

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

ii

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 870 funds in the Fund’s Lipper category, and excluding sales charges, if any.

ClearBridge Small Cap Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2021 and October 31, 2020. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2020 and held for the six months ended April 30, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	51.32%	$1,000.00	$1,513.20	1.05%	$6.54	Class A	5.00%	$1,000.00	$1,019.59	1.05%	$5.26
Class A2	51.26	1,000.00	1,512.60	1.18	7.35	Class A2	5.00	1,000.00	1,018.94	1.18	5.91
Class C	50.73	1,000.00	1,507.30	1.83	11.38	Class C	5.00	1,000.00	1,015.72	1.83	9.15
Class FI	51.26	1,000.00	1,512.60	1.14	7.10	Class FI	5.00	1,000.00	1,019.14	1.14	5.71
Class R	51.06	1,000.00	1,510.60	1.42	8.84	Class R	5.00	1,000.00	1,017.75	1.42	7.10
Class I	51.48	1,000.00	1,514.80	0.84	5.24	Class I	5.00	1,000.00	1,020.63	0.84	4.21
Class IS	51.58	1,000.00	1,515.80	0.72	4.49	Class IS	5.00	1,000.00	1,021.22	0.72	3.61

2	ClearBridge Small Cap Fund 2021 Semi-Annual Report

[1]	For the six months ended April 30, 2021.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A and Class A2 shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2021

ClearBridge Small Cap Fund

Security	Shares	Value
Common Stocks — 98.3%
Communication Services — 3.5%
Diversified Telecommunication Services — 0.8%
Anterix Inc.	229,230	$10,847,163	*
Interactive Media & Services — 0.8%
QuinStreet Inc.	502,000	10,175,540	*
Media — 1.9%
Gray Television Inc.	1,279,996	26,009,519
Total Communication Services		47,032,222
Consumer Discretionary — 14.1%
Auto Components — 2.0%
Goodyear Tire & Rubber Co.	725,000	12,477,250	*
Visteon Corp.	118,800	14,471,028	*
Total Auto Components		26,948,278
Diversified Consumer Services — 2.0%
frontdoor Inc.	209,050	11,190,446	*
Stride Inc.	532,911	15,257,242	*
Total Diversified Consumer Services		26,447,688
Hotels, Restaurants & Leisure — 2.9%
Bloomin’ Brands Inc.	630,000	19,908,000	*
Everi Holdings Inc.	1,083,959	19,164,395	*
Total Hotels, Restaurants & Leisure		39,072,395
Household Durables — 1.8%
Century Communities Inc.	328,500	24,289,290	*
Internet & Direct Marketing Retail — 0.6%
ThredUp Inc., Class A Shares	454,999	7,812,333	*
Leisure Products — 0.9%
Vista Outdoor Inc.	365,000	11,902,650	*
Multiline Retail — 0.7%
Macy’s Inc.	597,150	9,900,747	*
Specialty Retail — 3.2%
Murphy USA Inc.	138,317	19,281,390
Petco Health & Wellness Co. Inc.	500,000	11,810,000	*
Urban Outfitters Inc.	349,000	12,529,100	*
Total Specialty Retail		43,620,490
Total Consumer Discretionary		189,993,871
Consumer Staples — 2.8%
Food & Staples Retailing — 1.3%
Sprouts Farmers Market Inc.	692,999	17,747,704	*

See Notes to Financial Statements.

4	ClearBridge Small Cap Fund 2021 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Food Products — 1.5%
Utz Brands Inc.	705,000	$20,656,500
Total Consumer Staples		38,404,204
Energy — 3.2%
Energy Equipment & Services — 0.6%
Helmerich & Payne Inc.	319,550	8,190,066
Oil, Gas & Consumable Fuels — 2.6%
Brigham Minerals Inc., Class A Shares	683,340	11,712,448
CNX Resources Corp.	688,260	9,236,449	*
International Seaways Inc.	787,000	13,914,160
Total Oil, Gas & Consumable Fuels		34,863,057
Total Energy		43,053,123
Financials — 20.3%
Banks — 7.8%
Bank OZK	576,770	23,641,802
Cadence BanCorp	605,000	13,461,250
First Interstate BancSystem Inc., Class A Shares	299,501	14,067,562
TriState Capital Holdings Inc.	626,613	14,957,252	*
WesBanco Inc.	422,510	15,332,888
Wintrust Financial Corp.	313,250	24,151,575
Total Banks		105,612,329
Capital Markets — 4.4%
ACIES Acquisition Corp.	1,120,800	11,208,000	*(a)(b)(c)
Conx Corp.	762,110	7,964,049	*
Conyers Park II Acquisition Corp.	1,279,975	16,396,480	*(a)
Deerfield Healthcare Technology Acquisitions Corp.	752,440	8,734,271	*(a)(b)(c)
Landcadia Holdings III Inc., Class A Shares	1,350,000	15,484,500	*
Total Capital Markets		59,787,300
Consumer Finance — 2.7%
Encore Capital Group Inc.	349,040	13,731,234	*
Oportun Financial Corp.	465,880	10,114,255	*
PROG Holdings Inc.	238,280	12,137,983
Total Consumer Finance		35,983,472
Diversified Financial Services — 1.3%
East Resources Acquisition Co.	708,110	7,208,560	*
Insurance Acquisition Corp.	1,137,400	10,589,194	*(a)(b)(c)
Total Diversified Financial Services		17,797,754
Insurance — 2.2%
Assured Guaranty Ltd.	334,303	16,999,307
BRP Group Inc., Class A Shares	442,450	12,839,899	*
Total Insurance		29,839,206

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge Small Cap Fund

Security	Shares	Value
Thrifts & Mortgage Finance — 1.9%
Washington Federal Inc.	777,005	$25,291,513
Total Financials		274,311,574
Health Care — 15.3%
Biotechnology — 1.1%
Amarin Corp. PLC, ADR	2,868,186	14,599,067	*
Health Care Equipment & Supplies — 2.0%
Lantheus Holdings Inc.	639,100	15,146,670	*
Quotient Ltd.	2,865,766	11,233,803	*
Total Health Care Equipment & Supplies		26,380,473
Health Care Providers & Services — 6.6%
Acadia Healthcare Co. Inc.	297,000	18,093,240	*
Covetrus Inc.	377,000	10,801,050	*
Encompass Health Corp.	117,990	10,012,631
HealthEquity Inc.	225,000	17,093,250	*
R1 RCM Inc.	833,000	22,724,240	*
SOC Telemed Inc.	1,340,000	10,519,000	*
Total Health Care Providers & Services		89,243,411
Health Care Technology — 2.5%
Health Catalyst Inc.	278,000	16,096,200	*
Omnicell Inc.	120,000	17,402,400	*
Total Health Care Technology		33,498,600
Life Sciences Tools & Services — 1.3%
Syneos Health Inc.	205,743	17,457,294	*
Pharmaceuticals — 1.8%
Aerie Pharmaceuticals Inc.	726,000	12,436,380	*
Intra-Cellular Therapies Inc.	360,000	12,394,800	*
Total Pharmaceuticals		24,831,180
Total Health Care		206,010,025
Industrials — 14.5%
Aerospace & Defense — 0.5%
Curtiss-Wright Corp.	51,731	6,616,395
Airlines — 1.1%
SkyWest Inc.	294,970	14,648,210	*
Building Products — 1.3%
Masonite International Corp.	138,000	17,428,020	*
Construction & Engineering — 1.0%
Primoris Services Corp.	397,000	12,966,020

See Notes to Financial Statements.

6	ClearBridge Small Cap Fund 2021 Semi-Annual Report

ClearBridge Small Cap Fund

Security	Shares	Value
Electrical Equipment — 1.8%
EnerSys	137,710	$12,611,482
Shoals Technologies Group Inc., Class A Shares	382,390	12,263,247	*
Total Electrical Equipment		24,874,729
Machinery — 1.8%
EnPro Industries Inc.	146,000	12,504,900
Evoqua Water Technologies Corp.	388,370	11,099,615	*
Total Machinery		23,604,515
Professional Services — 2.1%
ICF International Inc.	160,272	14,594,369
Korn Ferry	210,080	14,262,331
Total Professional Services		28,856,700
Road & Rail — 0.7%
Marten Transport Ltd.	574,196	9,600,557
Trading Companies & Distributors — 4.2%
GATX Corp.	136,564	13,343,668
Nesco Holdings Inc.	1,407,338	14,439,288	*(a)(b)(c)
Rush Enterprises Inc., Class A Shares	268,420	13,249,211
Textainer Group Holdings Ltd.	602,003	15,423,317	*
Total Trading Companies & Distributors		56,455,484
Total Industrials		195,050,630
Information Technology — 12.1%
Electronic Equipment, Instruments & Components — 0.6%
nLIGHT Inc.	280,220	8,221,655	*
IT Services — 3.4%
CSG Systems International Inc.	219,260	10,083,767
Switch Inc., Class A Shares	895,000	16,620,150
TTEC Holdings Inc.	184,000	18,718,320
Total IT Services		45,422,237
Semiconductors & Semiconductor Equipment — 2.6%
Advanced Energy Industries Inc.	128,904	14,219,400
Semtech Corp.	134,702	9,124,714	*
Tower Semiconductor Ltd.	409,999	11,602,972	*
Total Semiconductors & Semiconductor Equipment		34,947,086
Software — 4.1%
2U Inc.	335,199	13,156,561	*
CommVault Systems Inc.	381,490	26,517,370	*
Rapid7 Inc.	134,660	10,941,125	*
Vertex Inc., Class A Shares	251,580	5,139,779	*
Total Software		55,754,835

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2021

ClearBridge Small Cap Fund

Security		Shares	Value
Technology Hardware, Storage & Peripherals — 1.4%
NCR Corp.		405,000	$18,528,750	*
Total Information Technology			162,874,563
Materials — 4.5%
Chemicals — 2.8%
Avient Corp.		312,500	15,865,625
Olin Corp.		490,000	21,084,700
Total Chemicals			36,950,325
Metals & Mining — 1.7%
Commercial Metals Co.		534,500	15,618,090
MP Materials Corp.		249,710	7,501,289	*
Total Metals & Mining			23,119,379
Total Materials			60,069,704
Real Estate — 5.2%
Equity Real Estate Investment Trusts (REITs) — 4.5%
Kite Realty Group Trust		791,050	16,461,751
Lexington Realty Trust		1,315,983	16,107,632
Physicians Realty Trust		785,000	14,703,050
RLJ Lodging Trust		786,580	12,695,401
Total Equity Real Estate Investment Trusts (REITs)			59,967,834
Real Estate Management & Development — 0.7%
Real Matters Inc.		730,000	9,567,831	*
Total Real Estate			69,535,665
Utilities — 2.8%
Electric Utilities — 0.9%
Portland General Electric Co.		243,000	12,358,980
Multi-Utilities — 1.9%
Black Hills Corp.		375,000	25,867,500
Total Utilities			38,226,480
Total Investments before Short-Term Investments (Cost — $915,922,040)			1,324,562,061

	Rate
Short-Term Investments — 2.9%
JPMorgan 100% U.S. Treasury Securities Money
Market Fund, Institutional Class	0.006%	31,132,280	31,132,280
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	7,783,070	7,783,070	(d)
Total Short-Term Investments (Cost — $38,915,350)			38,915,350
Total Investments — 101.2% (Cost — $954,837,390)			1,363,477,411
Liabilities in Excess of Other Assets — (1.2)%			(15,832,781)
Total Net Assets — 100.0%			$1,347,644,630

See Notes to Financial Statements.

8	ClearBridge Small Cap Fund 2021 Semi-Annual Report

ClearBridge Small Cap Fund

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Securities traded on a when-issued or delayed delivery basis.

(c)	Restricted security (Note 9).

(d)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At April 30, 2021, the total market value of investments in Affiliated Companies was $7,783,070 and the cost was $7,783,070 (Note 8).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

April 30, 2021

Assets:
Investments in unaffiliated securities, at value (Cost — $947,054,320)	$1,355,694,341
Investments in affiliated securities, at value (Cost — $7,783,070)	7,783,070
Receivable for securities sold	4,338,293
Receivable for Fund shares sold	2,249,859
Dividends and interest receivable	35,449
Other assets	10,303
Prepaid expenses	67,475
Total Assets	1,370,178,790

Liabilities:
Payable for securities purchased	18,732,400
Payable for Fund shares repurchased	2,662,718
Investment management fee payable	739,119
Service and/or distribution fees payable	142,707
Trustees’ fees payable	9,757
Accrued expenses	247,459
Total Liabilities	22,534,160
Total Net Assets	$1,347,644,630

Net Assets:
Par value (Note 7)	$212
Paid-in capital in excess of par value	878,347,245
Total distributable earnings (loss)	469,297,173
Total Net Assets	$1,347,644,630

See Notes to Financial Statements.

10	ClearBridge Small Cap Fund 2021 Semi-Annual Report

Net Assets:
Class A	$420,523,301
Class A2	$85,389,731
Class C	$44,804,479
Class FI	$3,476,259
Class R	$6,553,770
Class I	$523,179,328
Class IS	$263,717,762

Shares Outstanding:
Class A	8,439,133
Class A2	1,734,951
Class C	971,719
Class FI	46,493
Class R	90,411
Class I	6,610,484
Class IS	3,324,120

Net Asset Value:
Class A (and redemption price)	$49.83
Class A2 (and redemption price)	$49.22
Class C*	$46.11
Class FI (and redemption price)	$74.77
Class R (and redemption price)	$72.49
Class I (and redemption price)	$79.14
Class IS (and redemption price)	$79.33
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%)	$52.87
Class A2 (based on maximum initial sales charge of 5.75%)	$52.22

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended April 30, 2021

Investment Income:
Dividends	$4,975,044
Interest from unaffiliated investments	765
Interest from affiliated investments	365
Total Investment Income	4,976,174

Expenses:
Investment management fee (Note 2)	4,245,010
Service and/or distribution fees (Notes 2 and 5)	806,892
Transfer agent fees (Note 5)	524,737
Trustees’ fees	68,305
Registration fees	66,558
Fund accounting fees	38,454
Legal fees	38,411
Audit and tax fees	25,453
Shareholder reports	13,575
Insurance	5,906
Custody fees	5,126
Miscellaneous expenses	5,298
Total Expenses	5,843,725
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(94,343)
Net Expenses	5,749,382
Net Investment Loss	(773,208)

Realized and Unrealized Gain on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain From:
Investment transactions in unaffiliated securities	156,916,279
Foreign currency transactions	2,166
Net Realized Gain	156,918,445
Change in Net Unrealized Appreciation (Depreciation) From Unaffiliated Investments	325,068,809
Net Gain on Investments and Foreign Currency Transactions	481,987,254
Increase in Net Assets From Operations	$481,214,046

See Notes to Financial Statements.

12	ClearBridge Small Cap Fund 2021 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended April 30, 2021 (unaudited) and the Year Ended October 31, 2020	2021	2020

Operations:
Net investment income (loss)	$(773,208)	$5,471,171
Net realized gain (loss)	156,918,445	(87,794,996)
Change in net unrealized appreciation (depreciation)	325,068,809	(49,598,105)
Increase (Decrease) in Net Assets From Operations	481,214,046	(131,921,930)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(5,100,004)	(45,772,332)
Decrease in Net Assets From Distributions to Shareholders	(5,100,004)	(45,772,332)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	156,056,214	363,081,546
Reinvestment of distributions	4,408,396	39,832,148
Cost of shares repurchased	(262,360,233)	(470,473,465)
Decrease in Net Assets From Fund Share Transactions	(101,895,623)	(67,559,771)
Increase (Decrease) in Net Assets	374,218,419	(245,254,033)

Net Assets:
Beginning of period	973,426,211	1,218,680,244
End of period	$1,347,644,630	$973,426,211

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$33.09	$38.90	$41.95	$42.96	$35.05	$33.68

Income (loss) from operations:
Net investment income (loss)	(0.05)	0.14	0.16	0.01	0.02	0.10
Net realized and unrealized gain (loss)	17.01	(4.14)	1.04	1.59	9.14	2.95
Total income (loss) from operations	16.96	(4.00)	1.20	1.60	9.16	3.05

Less distributions from:
Net investment income	(0.22)	(0.20)	—	—	—	—
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	(0.22)	(1.81)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$49.83	$33.09	$38.90	$41.95	$42.96	$35.05
Total return[3]	51.32%	(11.00)%	3.52%	4.10%	26.51%	9.60%

Net assets, end of period (000s)	$420,523	$293,532	$374,614	$125,709	$138,533	$62,783

Ratios to average net assets:
Gross expenses	1.06%[4]	1.09%	1.10%	1.11%	1.09%	1.07%
Net expenses[5,6]	1.05 [4]	1.07	1.08	1.09	1.07	1.05
Net investment income (loss)	(0.24) [4]	0.41	0.41	0.03	0.06	0.29

Portfolio turnover rate	27%	49%	38%	48%	47%[7]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

14	ClearBridge Small Cap Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A2 Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$32.68	$38.45	$41.58	$42.68	$34.90	$33.61

Income (loss) from operations:
Net investment income (loss)	(0.08)	0.06	0.08	(0.09)	(0.10)	0.01
Net realized and unrealized gain (loss)	16.80	(4.09)	1.04	1.60	9.13	2.96
Total income (loss) from operations	16.72	(4.03)	1.12	1.51	9.03	2.97

Less distributions from:
Net investment income	(0.18)	(0.13)	—	—	—	—
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	(0.18)	(1.74)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$49.22	$32.68	$38.45	$41.58	$42.68	$34.90
Total return[3]	51.26%	(11.19)%	3.34%	3.91%	26.25%	9.37%

Net assets, end of period (000s)	$85,390	$52,253	$43,010	$26,374	$10,776	$1,474

Ratios to average net assets:
Gross expenses	1.19%[4]	1.29%	1.29%[5]	1.31%[5]	1.41%[5]	1.68%
Net expenses[6,7]	1.18 [4]	1.27	1.27 [5]	1.29 [5]	1.29 [5]	1.29
Net investment income (loss)	(0.38) [4]	0.19	0.20	(0.21)	(0.24)	0.03

Portfolio turnover rate	27%	49%	38%	48%	47%[8]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of fees waived and/or expenses reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by the manager. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$30.58	$36.16	$39.54	$40.92	$33.69	$32.68

Income (loss) from operations:
Net investment loss	(0.20)	(0.10)	(0.12)	(0.27)	(0.23)	(0.16)
Net realized and unrealized gain (loss)	15.73	(3.87)	0.99	1.50	8.71	2.85
Total income (loss) from operations	15.53	(3.97)	0.87	1.23	8.48	2.69

Less distributions from:
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$46.11	$30.58	$36.16	$39.54	$40.92	$33.69
Total return[3]	50.73%	(11.66)%	2.83%	3.36%	25.54%	8.75%

Net assets, end of period (000s)	$44,804	$38,124	$76,816	$386,146	$441,601	$418,166

Ratios to average net assets:
Gross expenses	1.84%[4]	1.85%	1.81%	1.82%	1.84%	1.86%
Net expenses[5,6]	1.83 [4]	1.83	1.79	1.80	1.82	1.84
Net investment loss	(0.98) [4]	(0.32)	(0.34)	(0.68)	(0.61)	(0.49)

Portfolio turnover rate	27%	49%	38%	48%	47%[7]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

16	ClearBridge Small Cap Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class FI Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$49.48	$57.24	$59.73	$60.11	$48.70	$46.17

Income (loss) from operations:
Net investment income (loss)	(0.11)	0.17	0.15	(0.06)	0.07	(0.00) [3]
Net realized and unrealized gain (loss)	25.48	(6.27)	1.61	2.29	12.59	4.21
Total income (loss) from operations	25.37	(6.10)	1.76	2.23	12.66	4.21

Less distributions from:
Net investment income	(0.08)	(0.05)	—	—	—	—
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	(0.08)	(1.66)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$74.77	$49.48	$57.24	$59.73	$60.11	$48.70
Total return[4]	51.26%	(11.10)%	3.40%	3.98%	26.29%	9.47%

Net assets, end of period (000s)	$3,476	$2,162	$3,707	$3,649	$3,756	$10,014

Ratios to average net assets:
Gross expenses	1.16%[5]	1.19%	1.21%	1.24%	1.19%	1.12%
Net expenses[6,7]	1.14 [5]	1.17	1.19	1.22	1.17	1.10
Net investment income (loss)	(0.34) [5]	0.33	0.27	(0.11)	0.13	(0.01)

Portfolio turnover rate	27%	49%	38%	48%	47%[8]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class R Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$47.98	$55.68	$58.35	$58.89	$47.74	$45.43

Income (loss) from operations:
Net investment income (loss)	(0.18)	0.00 [3]	0.02	(0.17)	(0.08)	(0.04)
Net realized and unrealized gain (loss)	24.69	(6.09)	1.56	2.24	12.48	4.03
Total income (loss) from operations	24.51	(6.09)	1.58	2.07	12.40	3.99

Less distributions from:
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$72.49	$47.98	$55.68	$58.35	$58.89	$47.74
Total return[4]	51.06%	(11.38)%	3.16%	3.80%	26.23%	9.17%

Net assets, end of period (000s)	$6,554	$5,035	$7,200	$7,745	$5,920	$3,388

Ratios to average net assets:
Gross expenses	1.44%[5]	1.50%	1.46%	1.43%	1.46%	1.46%
Net expenses[6,7]	1.42 [5]	1.48	1.44	1.41	1.28	1.44
Net investment income (loss)	(0.58) [5]	0.01	0.04	(0.30)	(0.14)	(0.10)

Portfolio turnover rate	27%	49%	38%	48%	47%[8]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

18	ClearBridge Small Cap Fund 2021 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2021[2]	2020	2019	2018	2017	2016

Net asset value, beginning of period	$52.43	$60.56	$62.73	$62.77	$50.60	$47.76

Income (loss) from operations:
Net investment income (loss)	(0.01)	0.33	0.38	0.17	0.18	0.25
Net realized and unrealized gain (loss)	26.97	(6.61)	1.70	2.40	13.24	4.27
Total income (loss) from operations	26.96	(6.28)	2.08	2.57	13.42	4.52

Less distributions from:
Net investment income	(0.25)	(0.24)	—	—	—	—
Net realized gains	—	(1.61)	(4.25)	(2.61)	(1.25)	(1.68)
Total distributions	(0.25)	(1.85)	(4.25)	(2.61)	(1.25)	(1.68)

Net asset value, end of period	$79.14	$52.43	$60.56	$62.73	$62.77	$50.60
Total return[3]	51.48%	(10.83)%	3.77%	4.36%	26.79%	9.86%

Net assets, end of period (millions)	$523	$390	$490	$316	$224	$131

Ratios to average net assets:
Gross expenses	0.86%[4]	0.89%	0.87%	0.86%	0.87%	0.84%
Net expenses[5,6]	0.84 [4]	0.87	0.85	0.84	0.85	0.82
Net investment income (loss)	(0.03) [4]	0.62	0.63	0.26	0.31	0.52

Portfolio turnover rate	27%	49%	38%	48%	47%[7]	35%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]	The manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[7]	Excludes securities delivered as a result of a redemption in-kind.

See Notes to Financial Statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	19

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2021[2]	2020	2019	2018	2017[3]

Net asset value, beginning of period	$52.60	$60.71	$62.82	$62.78	$58.39

Income (loss) from operations:
Net investment income	0.03	0.39	0.44	0.24	0.01
Net realized and unrealized gain (loss)	27.04	(6.59)	1.70	2.41	4.38
Total income (loss) from operations	27.07	(6.20)	2.14	2.65	4.39

Less distributions from:
Net investment income	(0.34)	(0.30)	—	—	—
Net realized gains	—	(1.61)	(4.25)	(2.61)	—
Total distributions	(0.34)	(1.91)	(4.25)	(2.61)	—

Net asset value, end of period	$79.33	$52.60	$60.71	$62.82	$62.78
Total return[4]	51.58%	(10.71)%	3.86%	4.50%	7.52%

Net assets, end of period (millions)	$264	$192	$223	$212	$217

Ratios to average net assets:
Gross expenses	0.74%[5]	0.76%	0.75%	0.75%	0.81%[5]
Net expenses[6,7]	0.72 [5]	0.74	0.73	0.73	0.79 [5]
Net investment income	0.10 [5]	0.72	0.74	0.38	0.17 [5]

Portfolio turnover rate	27%	49%	38%	48%	47%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2021 (unaudited).

[3]	For the period September 8, 2017 (inception date) to October 31, 2017.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[8]	Excludes securities delivered as a result of a redemption in-kind.

[9]	For the year ended October 31, 2017.

See Notes to Financial Statements.

20	ClearBridge Small Cap Fund 2021 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

ClearBridge Small Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the

ClearBridge Small Cap Fund 2021 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

22	ClearBridge Small Cap Fund 2021 Semi-Annual Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Financials	$227,383,629	$46,927,945	—	$274,311,574
Industrials	180,611,342	14,439,288	—	195,050,630
Other Common Stocks	855,199,857	—	—	855,199,857
Total Long-Term Investments	1,263,194,828	61,367,233	—	1,324,562,061
Short-Term Investments†	38,915,350	—	—	38,915,350
Total Investments	$1,302,110,178	$61,367,233	—	$1,363,477,411

†	See Schedule of Investments for additional detailed categorizations.

(b) Business development companies. The Fund may invest in securities of closed-end investment companies that have elected to be treated as a business development company under the 1940 Act. A business development company operates similar to an exchange-traded fund and represents a portfolio of securities. The Fund may purchase a business development company to gain exposure to the securities in the underlying portfolio. The risks of owning a business development company generally reflect the risks of owning the underlying securities. Business development companies have expenses that reduce their value.

(c) Securities traded on a when-issued and delayed delivery basis. The Fund may trade securities on a when-issued or delayed delivery basis. In when-issued and delayed delivery transactions, the securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

24	ClearBridge Small Cap Fund 2021 Semi-Annual Report

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(h) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2020, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment advisory and management agreement and other transactions with affiliates

The Fund has an investment advisory and management agreement with ClearBridge Investments, LLC (“ClearBridge”). Pursuant to the agreement, ClearBridge provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates based on the Fund’s average daily net assets. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. The following chart shows the annual management fee rates for the Fund:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.620
Over $10 billion	0.590

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) serves as the sub-administrator to the Fund and provides certain administrative services to the Fund pursuant to a separate sub-administration agreement between ClearBridge and LMPFA. For LMPFA’s services to the Fund, ClearBridge (not the Fund) pays LMPFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund. For Western Asset’s services to the Fund, ClearBridge (not the Fund) pays Western Asset 0.02% of the portion of the Fund’s average daily net assets that are allocated to it by ClearBridge. ClearBridge, LMPFA and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

The Fund’s agreement with ClearBridge provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent trustees. These expense reimbursements are not subject to recapture.

26	ClearBridge Small Cap Fund 2021 Semi-Annual Report

As a result of a voluntary expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of the Fund’s Class A2 shares did not exceed 1.29%. This voluntary expense limitation arrangement is expected to continue until December 31, 2022, but may be terminated at any time by ClearBridge.

As a result of an expense limitation arrangement between the Fund and ClearBridge, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.

During the six months ended April 30, 2021, fees waived and/or expenses reimbursed amounted to $94,343, which included an affiliated money market fund waiver of $767.

ClearBridge is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which ClearBridge earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will ClearBridge recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at April 30, 2021, the Fund had no remaining fee waivers and/or expense reimbursements subject to recapture by ClearBridge. For the six months ended April 30, 2021, ClearBridge did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”) serves as the Fund’s sole and exclusive distributor. LMIS is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% for Class A and Class A2 shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A and Class A2 shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A and Class A2 shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2021, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

	Class A	Class A2	Class C
Sales charges	$28,225	$162,714	—
CDSCs	45	1	$1,057

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected one or more funds managed by LMPFA or an affiliate of LMPFA in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

The Fund is permitted to purchase or sell securities from or to certain other affiliated funds or portfolios under specified conditions outlined in procedures adopted by the Board of Trustees. The procedures have been designed to provide assurance that any purchase or sale of securities by the Fund from or to another fund or portfolio that is, or could be considered, an affiliate by virtue of having a common investment manager or subadviser (or affiliated investment manager or subadviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended April 30, 2021, such purchase and sale transactions were $514,875 and $0, respectively.

3. Investments

During the six months ended April 30, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$322,310,864
Sales	444,495,815

At April 30, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$954,837,390	$425,196,597	$(16,556,576)	$408,640,021

28	ClearBridge Small Cap Fund 2021 Semi-Annual Report

4. Derivative instruments and hedging activities

During the six months ended April 30, 2021, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class A2, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2021, class specific expenses were as follows:

	Service and/or Distribution Fees		Transfer Agent Fees
Class A	$476,529	†	$139,651
Class A2	89,844		72,751
Class C	219,853	†	22,895
Class FI	3,746		2,488
Class R	16,920		6,742
Class I	—		279,738
Class IS	—		472
Total	$806,892		$524,737

†

Amounts shown are exclusive of expense reimbursements. For the six months ended April 30, 2021, the service and/or distribution fees reimbursed amounted to $204 and $260 for Class A and Class C shares, respectively.

For the six months ended April 30, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$29,536
Class A2	5,521
Class C	3,651
Class FI	230
Class R	521
Class I	36,034
Class IS	18,850
Total	$94,343

ClearBridge Small Cap Fund 2021 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

6. Distributions to shareholders by class

	Six Months Ended April 30, 2021	Year Ended October 31, 2020
Net Investment Income:
Class A	$1,910,659	$1,966,457
Class A2	290,408	162,372
Class C	—	—
Class FI	3,434	3,541
Class R	—	—
Class I	1,693,706	2,103,900
Class IS	1,201,797	1,063,731
Total	$5,100,004	$5,300,001

Net Realized Gains:
Class A	—	$15,455,679
Class A2	—	1,863,381
Class C	—	3,316,680
Class FI	—	104,819
Class R	—	208,620
Class I	—	13,836,713
Class IS	—	5,686,439
Total	—	$40,472,331

7. Shares of beneficial interest

At April 30, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A
Shares sold	287,544	$12,515,896	916,209	$31,833,425
Shares issued on reinvestment	43,333	1,827,775	423,632	16,760,889
Shares repurchased	(761,783)	(33,723,992)	(2,099,432)	(69,888,148)
Net decrease	(430,906)	$(19,380,321)	(759,591)	$(21,293,834)

30	ClearBridge Small Cap Fund 2021 Semi-Annual Report

	Six Months Ended April 30, 2021		Year Ended October 31, 2020
	Shares	Amount	Shares	Amount
Class A2
Shares sold	257,607	$11,467,512	657,806	$21,634,711
Shares issued on reinvestment	6,968	290,408	51,932	2,025,753
Shares repurchased	(128,692)	(5,622,301)	(229,244)	(7,499,322)
Net increase	135,883	$6,135,619	480,494	$16,161,142

Class C
Shares sold	34,398	$1,438,222	128,291	$4,192,023
Shares issued on reinvestment	—	—	86,728	3,169,823
Shares repurchased	(309,364)	(12,486,189)	(1,092,647)	(34,858,322)
Net decrease	(274,966)	$(11,047,967)	(877,628)	$(27,496,476)

Class FI
Shares sold	9,648	$619,300	19,987	$1,072,173
Shares issued on reinvestment	54	3,434	1,841	108,360
Shares repurchased	(6,897)	(455,220)	(42,899)	(2,236,142)
Net increase (decrease)	2,805	$167,514	(21,071)	$(1,055,609)

Class R
Shares sold	14,053	$893,452	23,347	$1,163,315
Shares issued on reinvestment	—	—	3,504	200,113
Shares repurchased	(28,568)	(1,957,753)	(51,238)	(2,423,673)
Net decrease	(14,515)	$(1,064,301)	(24,387)	$(1,060,245)

Class I
Shares sold	1,576,231	$109,451,853	4,676,023	$240,632,145
Shares issued on reinvestment	17,801	1,191,591	173,162	10,823,833
Shares repurchased	(2,418,665)	(163,960,674)	(5,506,583)	(272,923,767)
Net decrease	(824,633)	$(53,317,230)	(657,398)	$(21,467,789)

Class IS
Shares sold	271,796	$19,669,979	1,450,989	$62,553,754
Shares issued on reinvestment	16,329	1,095,188	107,464	6,743,377
Shares repurchased	(623,580)	(44,154,104)	(1,575,616)	(80,644,091)
Net decrease	(335,455)	$(23,388,937)	(17,163)	$(11,346,960)

8. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for

ClearBridge Small Cap Fund 2021 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

all or some portion of the six months ended April 30, 2021. The following transactions were effected in such company for the six months ended April 30, 2021.

	Affiliate Value at October 31, 2020	Purchased		Sold
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$1,111,678	$53,293,909	53,293,909	$46,622,517	46,622,517

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at April 30, 2021
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$365	—	$7,783,070

9. Restricted securities

The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are valued in good faith in accordance with procedures approved by the Board of Trustees.

Security	Number of Shares	Acquisition Date	Cost	Fair Value at 4/30/2021	Value Per Share	Percent of Net Assets
ACIES Acquisition Corp.	1,120,800	2/21	$11,208,000	$11,208,000	$10.00	0.83%
Deerfield Healthcare Technology Acquisitions Corp.	752,440	12/20	7,524,400	8,734,271	11.61	0.65
Insurance Acquisition Corp.	1,137,400	11/20	11,374,000	10,589,194	9.31	0.79
Nesco Holdings Inc.	1,407,338	12/20	7,036,690	14,439,288	10.26	1.07
			$37,143,090	$44,970,753		3.34%

10. Deferred capital losses

As of October 31, 2020, the Fund had deferred capital losses of $84,558,190, which have no expiration date, that will be available to offset future taxable capital gains.

11. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (the “ASU”). The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered

32	ClearBridge Small Cap Fund 2021 Semi-Annual Report

Rate and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of this ASU will not have a material impact on the financial statements.

12. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

13. Subsequent events

Effective May 21, 2021, as a result of an expense limitation arrangement between the Fund and ClearBridge, the ratio of expenses other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares will not exceed 1.07%. This expense limitation arrangement cannot be terminated prior to December 31, 2022 without the Board of Trustees’ consent.

Effective June 16, 2021, the Fund will no longer sell Class A2 shares. Following the close of business on June 24, 2021, all outstanding Class A2 shares will automatically convert into Class A shares of the Fund. Shareholders holding Class A2 shares at the time of conversion will receive Class A shares having an aggregate net asset value equal to the aggregate net asset value of their Class A2 shares immediately prior to the conversion. No sales load or other charges will be imposed in connection with the conversion. The conversion is not expected to be a taxable event for federal income tax purposes.

ClearBridge Small Cap Fund 2021 Semi-Annual Report	33

ClearBridge

Small Cap Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager/adviser

ClearBridge Investments, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

ClearBridge Small Cap Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

ClearBridge Small Cap Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of ClearBridge Small Cap Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC

Member FINRA, SIPC

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Fund at 1-877-721-1926.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2021 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX013671 6/21 SR21-4156

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit  99.CODE ETH

(a) (2)  Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 22, 2021

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 22, 2021